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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011

Check here if Amendment [ ]; Amendment Number:
                                               --------------
   This Amendment (Check only one.): [ ] is a restatement.
                                     [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Account Management, LLC
Address: 17 Arlington Street
         Boston, MA  02116

Form 13F File Number: 28-01363

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Christopher de Roetth
Title: Principal
Phone: 617-236-4200

Signature, Place, and Date of Signing:


Christopher de Roetth (signature on file)      Boston, MA      November 14, 2011
-----------------------------------------  ------------------  -----------------
                [Signature]                   [City, State]          [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
NONE

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11/11/2011

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                                                                                                                    (SEC USE ONLY)

Page 1 of 4                    FORM 13 F                 Name of Reporting Manager  Account Management, LLC

                                                                                     Item 6:
                                                                              Investment Discretion
                                                                            ------------------------
                                                                                                                       Item 8:
                                                                                        (b)                       Voting Authority
                                     Item 2:                       Item 5:            Shared-           Item 7:       (Shares)
                                      Title   Item 3:    Item 4:  Shares or         As Defined   (c)   Managers -------------------
                 Item 1:               of      CUSIP  Fair Market Principal    (a)      in     Shared-    See     (a)     (b)   (c)
             Name of Issuer           Class   Number     Value     Amount     Sole   Instr. V   Other  Instr. V   Sole  Shared None
------------------------------------ ------ --------- ----------- --------- ------- ---------- ------- -------- ------- ------ ----
Berkshire Hathaway Hld B             Common
                                      Stock 084670207  11,290,600   158,933 158,933                             158,933

Berkshire Hathaway Inc. CL "A"       Common
                                      Stock 084670108   1,815,600        17      17                                  17

D R Horton Inc                       Common
                                      Stock 23331A109   3,162,192   349,800 349,800                             349,800

Credit Acceptance Corporation        Common
                                      Stock 225310101  14,036,079   218,087 218,087                             218,087

Encana Corporation                   Common
                                      Stock 292505104     201,705    10,500  10,500                              10,500

ETFS Metal Securities Austrailia LTD Common
Redeemable Pref SHS                   Stock Q3635T113     488,895     2,963   2,963                               2,963

Agnico Eagle                         Common
                                      Stock 008474108   1,996,896    33,550  33,550                              33,550

Energy Recovery Inc.                 Common
                                      Stock 29270J100      75,000    25,000  25,000                              25,000

Maxim Integrated Products            Common
                                      Stock 57772K101   5,607,949   240,375 240,375                             240,375

Ritchie Bros. Auction                Common
                                      Stock 767744105   1,088,241    53,900  53,900                              53,900

Aurico Gold Inc Com                  Common
                                      Stock 05155C105     691,370    73,550  73,550                              73,550

                                     Common
                                      Stock                                       0                                   0

                                     Common
                                      Stock                                       0                                   0
                                                      ----------- ---------
  COLUMN TOTALS                                        40,454,527 1,166,675
                                                      =========== =========
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11/11/2011

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
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Page 2 of 4                    FORM 13 F                 Name of Reporting Manager  Account Management, LLC

                                                                                     Item 6:
                                                                              Investment Discretion
                                                                            ------------------------
                                                                                                                       Item 8:
                                                                                        (b)                       Voting Authority
                                     Item 2:                       Item 5:            Shared-           Item 7:       (Shares)
                                      Title   Item 3:    Item 4:  Shares or         As Defined   (c)   Managers -------------------
                 Item 1:               of      CUSIP  Fair Market Principal    (a)      in     Shared-    See     (a)     (b)   (c)
             Name of Issuer           Class   Number     Value     Amount     Sole   Instr. V   Other  Instr. V   Sole  Shared None
------------------------------------ ------ --------- ----------- --------- ------- ---------- ------- -------- ------- ------ ----
Barrick Gold Corporation             Common
                                      Stock 067901108   4,882,716   104,667 104,667                             104,667

Canadian Natural Resources           Common
                                      Stock 136385101     466,857    15,950  15,950                              15,950

Microsoft Corporation                Common
                                      Stock 594918104   4,548,399   182,740 182,740                             182,740

Johnson & Johnson                    Common
                                      Stock 478160104   2,005,598    31,490  31,490                              31,490

Leucadia National Corp               Common
                                      Stock 527288104   1,202,040    53,000  53,000                              53,000

Goldcorp Inc.                        Common
                                      Stock 380956409   8,301,688   181,895 181,895                             181,895

Monsanto Co. (New)                   Common
                                      Stock  6116W101     450,300     7,500   7,500                               7,500

Accretive Health Inc                 Common
                                      Stock 00438V103   1,740,860    82,000  82,000                              82,000

Central Fund of Canada Ltd.          Common
                                      Stock 153501101     475,870    23,000  23,000                              23,000

G Check PT Software Ford             Common
                                      Stock M22465104   3,199,894    60,650  60,650                              60,650

CTPartners Executive S               Common
                                      Stock 22945C105     209,139    43,300  43,300                              43,300

Enterprise Prods Partners LP         Common
                                      Stock 293792107   2,173,721    54,140  54,140                              54,140

Powersecure International, Inc.      Common
                                      Stock 73936N105     830,550   175,592 175,592                             175,592

SPDR Gold Trust                      Common
                                      Stock 863307104   4,891,641    30,948  30,948                              30,948
                                                      ----------- ---------
COLUMN TOTALS                                          35,379,273 1,046,872
                                                      =========== =========

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11/11/2011

                                                                                                                    (SEC USE ONLY)

Page 3 of 4                    FORM 13 F                 Name of Reporting Manager  Account Management, LLC

                                                                                     Item 6:
                                                                              Investment Discretion
                                                                            ------------------------
                                                                                                                       Item 8:
                                                                                        (b)                       Voting Authority
                                     Item 2:                       Item 5:            Shared-           Item 7:       (Shares)
                                      Title   Item 3:    Item 4:  Shares or         As Defined   (c)   Managers -------------------
                 Item 1:               of      CUSIP  Fair Market Principal    (a)      in     Shared-    See     (a)     (b)   (c)
             Name of Issuer           Class   Number     Value     Amount     Sole   Instr. V   Other  Instr. V   Sole  Shared None
------------------------------------ ------ --------- ----------- --------- ------- ---------- ------- -------- ------- ------ ----
Petaquilla Minerals LTD              Common
                                     Stock  716013107     224,272   350,425 350,425                             350,425

Transdigm Group Inc.                 Common
                                     Stock  893641100   1,878,410    23,000  23,000                              23,000

Penn West Energy Trust               Common
                                     Stock  707885109     183,443    12,420  12,420                              12,420

Cenovous Energy Inc                  Common
                                     Stock  15135U109     214,970     7,000   7,000                               7,000

Randgold Res. LTD F                  Common
                                     Stock  752344309     241,800     2,500   2,500                               2,500

Sprott Physical Gold Trust           Common
                                     Stock  85207H104   1,539,793   109,750 109,750                             109,750

Schlumberger                         Common
                                     Stock  806857108     268,785     4,500   4,500                               4,500

Asia Tigers Fund Inc                 Common
                                     Stock  04516T105     455,038    30,850  30,850                              30,850

Exxon Mobil Corporation              Common
                                     Stock  30231G102   3,558,797    48,999  48,999                              48,999

KB Home                              Common
                                     Stock  48666K109     908,300   155,000 155,000                             155,000

EMC Corp Mass                        Common
                                     Stock  268648102     713,660    34,000  34,000                              34,000

                                     Common
                                     Stock                                        0                                   0

                                     Common
                                     Stock                                        0                                   0
                                                      ----------- ---------
   COLUMN TOTALS                                       10,187,268   778,444
                                                      =========== =========
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11/11/2011

                                                                                                                    (SEC USE ONLY)

Page 4 of 4                    FORM 13 F                 Name of Reporting Manager  Account Management, LLC

                                                                                     Item 6:
                                                                              Investment Discretion
                                                                            ------------------------
                                                                                                                       Item 8:
                                                                                        (b)                       Voting Authority
                                     Item 2:                       Item 5:            Shared-           Item 7:       (Shares)
                                      Title   Item 3:    Item 4:  Shares or         As Defined   (c)   Managers -------------------
                 Item 1:               of      CUSIP  Fair Market Principal    (a)      in     Shared-    See     (a)     (b)   (c)
             Name of Issuer           Class   Number     Value     Amount     Sole   Instr. V   Other  Instr. V   Sole  Shared None
------------------------------------ ------ --------- ----------- --------- ------- ---------- ------- -------- ------- ------ ----
                                     Common
                                      Stock                                       0                                   0

                                     Common
                                      Stock                                       0                                   0

                                     Common
                                      Stock                                       0                                   0

                                     Common
                                      Stock                                       0                                   0

                                     Common
                                      Stock                                       0                                   0

                                     Common
                                      Stock                                       0                                   0

                                     Common
                                      Stock                                       0                                   0

                                     Common
                                      Stock                                       0                                   0

                                     Common
                                      Stock                                       0                                   0

                                     Common
                                      Stock                                       0                                   0
                                                                0         0
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